Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments
Schedule of changes in the Group's long-term investments

	Equity Securities
	Without Readily		Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In US$ thousands)
Balance at December 31, 2018	570,619	122,491	1,476	694,586
Investments made/transferred from prepayments	268,734	91,869	15,017	375,620
Loss from equity method investment	—	(13,198)	—	(13,198)
Dividend received from equity method investment	—	(932)	—	(932)
Disposal of investments	(1,724)	(165)	—	(1,889)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(81,385)	—	81,385	—
Impairment on investments	(230,859)	—	—	(230,859)
Fair value change through earnings (including adjustment of subsequent price changes)	35,838	—	171,600	207,438
Currency translation adjustment	(2,621)	(686)	—	(3,307)
Balance at December 31, 2019	558,602	199,379	269,478	1,027,459
Investments made/transferred from prepayments	134,925	92,925	30,500	258,350
Income from equity method investment	—	10,434	—	10,434
Dividend received from equity method investment	—	(320)	—	(320)
Disposal of investments	(2,067)	—	(48,334)	(50,401)
Impairment on investments	(126,820)	—	—	(126,820)
Fair value change through earnings (including adjustment of subsequent price changes)	(2,462)	—	37,577	35,115
Currency translation adjustment	16,906	8,743	—	25,649
Balance at December 31, 2020	579,084	311,161	289,221	1,179,466
Investments made/transfers from prepayments	96,768	182,200	—	278,968
Income from equity method investment, net	—	14,217	—	14,217
Dividend received from equity method investments	—	(11,695)	—	(11,695)
Disposal of investments	(75,667)	—	(4,946)	(80,613)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(142,000)	—	142,000	—
Impairment on investments	(106,800)	—	—	(106,800)
Fair value change through earnings	(23,316)	—	9,877	(13,439)
Currency translation adjustment	7,062	6,900	—	13,962
Balance at December 31, 2021	268,716	502,783	436,152	1,207,651

Schedule of the total carrying value of the equity securities accounted for measurement alternative

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2020 and 2021, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities.

Cumulative Results
(In US$ thousands)
Initial cost basis	870,893
Upward adjustments	81,458
Downward adjustments	(383,698)
Foreign currency translation	10,431
Total carrying value at December 31, 2020	579,084

Initial cost basis	656,011
Upward adjustments	85,710
Downward adjustments	(490,498)
Foreign currency translation	17,493
Total carrying value at December 31, 2021	268,716

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In US$ thousands)
Showworld	81,385	204,675	—	286,060
Other marketable securities	15,274	—	(12,113)	3,161
December 31, 2020	96,659	204,675	(12,113)	289,221
Showworld	81,385	205,659	—	287,044
Didi	142,000	7,108	—	149,108
December 31, 2021	223,385	212,767	—	436,152